Derivative financial instrument (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	May 07, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain on derivative financial instrument		$ 4,800,000	$ 3,400,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Notional Amount		591,000		$ 615,000
Fair value of derivative asset		2,676,000
Fair value of derivative liability				$ 2,666,000
Loss on derivative financial instruments		$ 600,000	$ 0
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Inception date	Jun. 29, 2020
Derivative Underlying	LIBOR
Derivative, Fixed Interest Rate	0.41%
Derivative, Maturity Date	Sep. 30, 2024